Financial Instruments - Summary of Levels at Which the Fair Values Measured on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Financial assets
Total	¥ 55,770	¥ 53,561
Financial liabilities
Total	158	2
Level 1 [member]
Financial assets
Total	37,624	41,865
Level 2 [member]
Financial assets
Total	34	680
Financial liabilities
Total	158	2
Level 3 [member]
Financial assets
Total	18,112	11,016
Financial assets measured at fair value through other comprehensive income [member]
Financial assets
Equity securities	55,736	52,881
Financial assets measured at fair value through other comprehensive income [member] | Level 1 [member]
Financial assets
Equity securities	37,624	41,865
Financial assets measured at fair value through other comprehensive income [member] | Level 3 [member]
Financial assets
Equity securities	18,112	11,016
Financial assets measured at fair value through profit or loss [member]
Financial assets
Derivative assets	34	680
Financial assets measured at fair value through profit or loss [member] | Level 2 [member]
Financial assets
Derivative assets	34	680
Financial liabilities measured as at fair value through profit or loss [member]
Financial liabilities
Derivative liabilities	158	2
Financial liabilities measured as at fair value through profit or loss [member] | Level 2 [member]
Financial liabilities
Derivative liabilities	¥ 158	¥ 2